COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
Summary of Future minimum payments under non-cancelable agreements for property management fees

Payment due by schedule as of December 31, 2025
	Less than	1 – 5	More than 5
	1 year	years	years	Total
	RMB	RMB	RMB	RMB
Property management commitments	63,556	97,347	26,721	187,624